UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                      Name:    CAK Capital Management, Inc.
                               d/b/a/ Knott Capital Management
                      Address: 224 Valley Creek Blvd.
                               Suite 100
                               Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  June G. Scanlon
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000


                     Signature, Place, and Date of Signing:

         /s/ June G. Scanlon        Exton, PA         July 16, 2008
         -------------------     ---------------    -----------------
             June G. Scanlon       City, State             Date


                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   57

          Form 13F Information Table Value Total:   $620,664 (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

FORM 13-F 6/30/08
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc.                      COM              00206R102    25999   771701 SH       SOLE                   771701
                                                               351    10420 SH       OTHER                   10420
Air Products & Chemicals       COM              009158106    14750   149198 SH       SOLE                   149198
                                                               191     1930 SH       OTHER                    1930
American Home Food Products    COM              026599100       84   325000 SH       SOLE                   325000
Autodesk Inc.                  COM              052769106    16603   491060 SH       SOLE                   491060
                                                               191     5635 SH       OTHER                    5635
Automatic Data Processing Inc. COM              053015103    24043   573822 SH       SOLE                   573822
                                                               286     6820 SH       OTHER                    6820
Brigham Exploration Co.        COM              109178103      459    29000 SH       SOLE                    29000
Bristol-Myers Squibb           COM              110122108     1037    50500 SH       OTHER                   50500
CVS Corp                       COM              126650100    30265   764837 SH       SOLE                   764837
                                                               457    11560 SH       OTHER                   11560
Colgate-Palmolive              COM              194162103    26446   382722 SH       SOLE                   382722
                                                               294     4260 SH       OTHER                    4260
ConocoPhillips                 COM              20825C104    30136   319268 SH       SOLE                   319268
                                                               372     3945 SH       OTHER                    3945
Diageo                         COM              25243Q205    26227   355046 SH       SOLE                   355046
                                                               553     7480 SH       OTHER                    7480
EOG Resources Inc              COM              26875P101      328     2500 SH       SOLE                     2500
Exxon Mobil Corporation        COM              30231G102    18125   205663 SH       SOLE                   205663
                                                               202     2295 SH       OTHER                    2295
Genentech Inc.                 COM              368710406    31947   420910 SH       SOLE                   420910
                                                               421     5545 SH       OTHER                    5545
General Dynamics               COM              369550108    31261   371265 SH       SOLE                   371265
                                                               448     5320 SH       OTHER                    5320
Hewlett-Packard Co             COM              428236103    26994   610581 SH       SOLE                   610581
                                                               303     6845 SH       OTHER                    6845
IBM Corp                       COM              459200101    28810   243060 SH       SOLE                   243060
                                                               524     4425 SH       OTHER                    4425
L-3 Communications             COM              502424104    21128   232506 SH       SOLE                   232506
                                                               337     3710 SH       OTHER                    3710
Microsoft Corporation          COM              594918104    30865  1121950 SH       SOLE                  1121950
                                                               512    18620 SH       OTHER                   18620
Natl Bank of Greece SA ADS     COM              633643408      357    40000 SH       SOLE                    40000
Omnicom Group Inc.             COM              681919106    15740   350722 SH       SOLE                   350722
                                                               246     5480 SH       OTHER                    5480
Oracle Corporation             COM              68389X105    29887  1423168 SH       SOLE                  1423168
                                                               378    18005 SH       OTHER                   18005
PepsiCo Inc.                   COM              713448108    27631   434512 SH       SOLE                   434512
                                                               351     5525 SH       OTHER                    5525
Streettracks Gold Trust        COM              78463V107    29601   323867 SH       SOLE                   323867
                                                               290     3175 SH       OTHER                    3175
Teva Pharmaceutical            COM              881624209    28236   616497 SH       SOLE                   616497
                                                               434     9475 SH       OTHER                    9475
Textron Inc.                   COM              883203101    31614   659588 SH       SOLE                   659588
                                                               847    17675 SH       OTHER                   17675
Total SA                       COM              89151E109    17942   210415 SH       SOLE                   210415
                                                               219     2565 SH       OTHER                    2565
WHITING USA TR.I               COM              966389108      348    15000 SH       SOLE                    15000
                                                               429    18500 SH       OTHER                   18500
Walgreen Company               COM              931422109    22861   703185 SH       SOLE                   703185
                                                              1877    57750 SH       OTHER                   57750
Weatherford International Ltd. COM              G95089101    16874   340270 SH       SOLE                   340270
                                                               266     5370 SH       OTHER                    5370
Windstream Corporation         COM              97381W104      123    10000 SH       OTHER                   10000
Wyeth                          COM              983024100     3165    66000 SH       OTHER                   66000